Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

6 Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has one office premise lease agreement with lease terms ranging for two years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

As of December 31, 2023, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office premise	2 years

(a)	Amount recognized in the consolidated balance sheet:

	As of December, 31
	2022	2023	2023
	S$	S$	US$

Right-of-use assets	252,854	123,881	93,899

Lease liabilities
Current	129,440	123,881	93,899
Non-current	123,881	-	-
	253,321	123,881	93,899

6	Leases (continued)

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	As of December, 31
	2022	2023	2023
	S$	S$	US$

Amortization of right-of-use assets	10,993	128,973	97,759

Interest of lease liabilities	992	8,770	6,647

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2023 were as follows:

	Minimum lease payment
Twelve months ending December 31,	S$	US$
2024	126,693	96,030
2025	-	-

Total future minimum lease payments	126,693	96,030
Less imputed interest	(2,812)	(2,131)

Present value of operating lease liabilities	123,881	93,899
Less: current portion	(123,881)	(93,899)

Long-term portion	-	-

The following summarizes other supplemental information about the Company’s lease as of December 31, 2023:

As of December 31, 2023
Weighted average discount rate	4.51%
Weighted average remaining lease term	11 months

During the year ended December 31, 2023, the Company entered an operating lease with third party for office spaces, all with an operating lease term of 12 months. The remaining minimum lease payments under the operating lease as of December 31, 2023 was approximately S$126,693 (approximately US$96,030).